RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 15:	RELATED PARTY TRANSACTIONS

a.
Mr. Arie Trabelsi served as the chief executive officer of the Company since June 1, 2012 until February 21, 2022. Mr. Trabelsi is the sole director of Sigma Wave,. On May 9, 2013, the general meeting of shareholders of the Company approved the payment of management fees to Mr. Trabelsi of $10.6 per month plus social benefits and an annual bonus of the greater of 2% of the Company’s annual net profit or 0.5% of annual revenues, but in no event greater than Mr. Trabelsi’s annual salary.

b.	As of December 31, 2025 and 2024, the Company accrued $29 and $25, respectively as expenses arising from related party management services.